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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       June 30, 2009
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Mitsubishi UFJ Securities Co., Ltd.(MUS) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934 (the Act) and the rules promulgated thereunder. MUS itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below. To the extent that MUS' ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:             Mitsubishi UFJ Securities Co., Ltd.
                  ------------------------------------------------
Address:          Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
                  ------------------------------------------------
                  Tokyo, 100-6334, Japan
                  ------------------------------------------------

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hirofumi Noda
                  --------------------------------------------
Title:            General Manager, Corporate Planning Division
                  --------------------------------------------
Phone:            81-3-6213-6520
                  --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Hirofumi Noda    Tokyo, Japan    10 August 2009


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
28-                     Kokusai Asset Management Co., Ltd
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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ----------------
Form 13F Information Table Entry Total:             35
                                         ----------------

Form 13F Information Table Value Total:        $14,544
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                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number            Name
01        28-                             Mitsubishi UFJ Financial Group, Inc.
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

                                                FORM 13F INFORMATION TABLE

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      COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  -------- ---------- --------  ---------------------  ---------- ---------- ----------------------------
                           TITLE               VALUE     SHRS/      SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE       SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                COM      458140100    556       33500     SH         DEFINED     01        33500         0      0
---------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM      717081103    2         100       SH         DEFINED     01        100           0      0
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC                  COM      00206R102    199       8000      SH         DEFINED     01        8000          0      0
---------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC            COM      589331107    112       4000      SH         DEFINED     01        4000          0      0
---------------------------------------------------------------------------------------------------------------------------------
CHINA DIGITAL TV HLDG
  CO LTD                  COM      16938G107    6642      772320    SH         DEFINED     01        772320        0      0
---------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO       COM      369604103    213       18110     SH         DEFINED     01        18110         0      0
---------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO            COM      406216101    85        4100      SH         DEFINED     01        4100          0      0
---------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK MELLON
  CORP                    COM      064058100    459       15600     SH         DEFINED     01        15600         0      0
---------------------------------------------------------------------------------------------------------------------------------
CORNING INC               COM      219350105    322       20000     SH         DEFINED     01        20000         0      0
---------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO              COM      886547108    318       12500     SH         DEFINED     01        12500         0      0
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
  MACHS                   COM      459200101    314       3000      SH         DEFINED     01        3000          0      0
---------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP    COM      165167107    289       14500     SH         DEFINED     01        14500         0      0
---------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC       COM      375558103    282       6000      SH         DEFINED     01        6000          0      0
---------------------------------------------------------------------------------------------------------------------------------
ALTERA CORPORATION        COM      021441100    278       17000     SH         DEFINED     01        17000         0      0
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC   COM      38141G104    272       1840      SH         DEFINED     01        1840          0      0
---------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                 COM      031162100    266       5000      SH         DEFINED     01        5000          0      0
---------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS INC   COM      53219L109    263       10000     SH         DEFINED     01        10000         0      0
---------------------------------------------------------------------------------------------------------------------------------
SONY CORP                 ADR      835699307    260       10000     SH         DEFINED     01        10000         0      0
---------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC             COM      17275R102    247       13200     SH         DEFINED     01        13200         0      0
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                    SHS      H89231338    245       20000     SH         DEFINED     01        20000         0      0
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP             COM      020002101    245       10000     SH         DEFINED     01        10000         0      0
---------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC         COM      20854P109    239       7000      SH         DEFINED     01        7000          0      0
---------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP              COM      29364G103    233       3000      SH         DEFINED     01        3000          0      0
---------------------------------------------------------------------------------------------------------------------------------
MIZUHO FINL GROUP INC     ADR      60687Y109    231       50000     SH         DEFINED     01        50000         0      0
---------------------------------------------------------------------------------------------------------------------------------
GAP INC                   COM      364760108    225       13700     SH         DEFINED     01        13700         0      0
---------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP               COM      68389X105    217       10100     SH         DEFINED     01        10100         0      0
---------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                 COM      984332106    204       13000     SH         DEFINED     01        13000         0      0
---------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC             COM      039380100    201       13000     SH         DEFINED     01        13000         0      0
---------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC       COM      247361702    116       20000     SH         DEFINED     01        20000         0      0
---------------------------------------------------------------------------------------------------------------------------------
DIANA SHIPPING INC        COM      Y2066G104    187       14000     SH         DEFINED     01        14000         0      0
---------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                ADR      654902204    190       13000     SH         DEFINED     01        13000         0      0
---------------------------------------------------------------------------------------------------------------------------------
KB HOME                   COM      48666K109    165       12000     SH         DEFINED     01        12000         0      0
---------------------------------------------------------------------------------------------------------------------------------
ANGLO AMERN PLC           ADR      03485P201    147       10000     SH         DEFINED     01        10000         0      0
---------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP               COM      67066G104    113       10000     SH         DEFINED     01        10000         0      0
---------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP               CL A     526057104    97        10000     SH         DEFINED     01        10000         0      0
---------------------------------------------------------------------------------------------------------------------------------